Shareholder Report, Holdings (Details) - C000204809	Jul. 31, 2025
Veolia Environnement8782561
Holdings [Line Items]
Percent of Total Investments	5.80%
Xylem8782544
Holdings [Line Items]
Percent of Total Investments	5.40%
Kurita Water Industries8782587
Holdings [Line Items]
Percent of Total Investments	4.30%
IDEX8782501
Holdings [Line Items]
Percent of Total Investments	4.20%
SJW Group8782498
Holdings [Line Items]
Percent of Total Investments	3.70%
Pennon Group8782569
Holdings [Line Items]
Percent of Total Investments	3.30%
United Utilities Group8782575
Holdings [Line Items]
Percent of Total Investments	3.30%
Coway8782593
Holdings [Line Items]
Percent of Total Investments	3.10%
American Water Works8782474
Holdings [Line Items]
Percent of Total Investments	3.10%
Veralto8782541
Holdings [Line Items]
Percent of Total Investments	2.80%
China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Austria
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	54.00%